Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001783036
Document Type	POS AM
Entity Registrant Name	NewcelX Ltd.
Entity Incorporation, State or Country Code	V8
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 2 (“Amendment No. 2”) to the Registration Statement on Form F-4 (File No. 333-284075) of NewcelX Ltd., as successor to NLS Pharmaceutics Ltd., (the “Registration Statement”) is being filed solely for the purposes of (i) including language provided by Rule 473(b) of the Securities Act of 1933 for the automatic effectiveness of the Registration Statement 20 days following the filing of Amendment No. 2, (ii) updating the name of the registrant and (iii) filing updated Exhibits 23.2, 23.4 and 24.1 and in connection therewith to amend and restate the exhibit index set forth in Part II of the Registration Statement. This Amendment No. 2 does not modify any provision of the prospectus that forms a part of the Registration Statement. Accordingly, a preliminary prospectus has been omitted.
Amendment Flag	true